GOODWILL AND ACQUISITION OF CHAMPION ENTITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill And Acquisition Of Champion Entities
GOODWILL AND ACQUISITION OF CHAMPION ENTITIES

NOTE 8 – GOODWILL AND ACQUISITION OF CHAMPION ENTITIES

Goodwill

Goodwill is initially recorded as of the acquisition date and is measured as any excess of the purchase price over the estimated fair value of the identifiable net assets acquired. Goodwill is not amortized, but rather is subject to impairment testing annually (on the first day of the fourth quarter), or between annual tests whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying amount. We first perform a qualitative assessment to evaluate goodwill for potential impairment. If based on that assessment it is more likely than not that the fair value of the reporting unit is below its carrying value, a quantitative impairment test is necessary. The quantitative impairment test requires determining the fair value of the reporting unit. We use the income approach, whereby we calculate the fair value based on the present value of estimated future cash flows using a discount rate that approximates our weighted average cost of capital. The process of evaluating the potential impairment of goodwill is subjective and requires significant estimates and assumptions about the future such as sales growth, gross margins, employment costs, capital expenditures, inflation and future economic and market conditions. Actual future results may differ from those estimates. If the carrying value of the reporting unit’s assets and liabilities, including goodwill, exceeds its fair value, impairment is recorded for the excess, not to exceed the total amount of goodwill allocated to the reporting unit.

As of March 31, 2023 and December 31, 2022, we had goodwill of $4,200,000 and $4,200,000, respectively, presented within other long-term assets in our condensed consolidated balance sheets, primarily related to our 2022 acquisition of Champion Entities. During the 1st quarter of 2023, we performed a qualitative assessment of potential goodwill impairment and determined it was more likely than not that the fair value of our reporting units exceeded its carrying value. Accordingly, no further impairment testing of goodwill was performed, and we did not recognize any goodwill impairment for the three months ending March 31, 2023.

The Company policy is to review its goodwill for impairment periodically (based on economic conditions) and more specifically in the 4th quarter of its financial reporting year and determine whether impairment is to be recognized within its condensed consolidated statement of operations. See Note 1, Summary of Significant Accounting Policies to our Annual Report filed on Form 10-K, for more information on impairment testing.

Business Combination Consideration

On June 29, 2022, the Company entered into a stock and membership interest purchase agreement with Champion Safe Co., Inc., Superior Safe, LLC, Safe Guard Security Products, LLC, Champion Safe De Mexico, S.A. de C.V. (the “Champion Entities” or “Champion”) and Mr. Ray Crosby (the “Seller”) (the “Champion Purchase Agreement”), pursuant to which the Company agreed to acquire all of the issued and outstanding capital stock and membership interests of the Champion Entities from the Seller.

The acquisition occurred on July 29, 2022. Under the terms of the Champion Purchase Agreement, the Company paid the Seller (i) cash consideration of approximately $9,150,000, along with (ii) cash deposits in the amount of $350,000, and (iii) reimbursed the Seller for approximately $400,000 of agreed upon acquisitions and equipment purchases completed by the Seller and the Champion Entities since June 30, 2021. In addition to the payments to the Seller, the Company paid costs on behalf of and specifically associated with the acquisition of Champion and its integration into the Company’s operations of $350,000; $200,000 was paid to our investment banker in analyzing the acquisition and purchase of Champion prior to the purchase and subsequent financing in July as well as $150,000 paid to Champion’s independent PCAOB registered accounting firm to conduct their two years of audit and subsequent interim review reports.

Accounting for the Business Combination

Under the acquisition method of accounting, the acquired tangible and intangible assets and assumed liabilities are recognized based on their estimated fair values as of the business combination closing date. The pro forma adjustments are preliminary and based on estimates of the fair value and useful lives of the assets acquired and liabilities assumed as of December 31, 2022 and have been prepared to illustrate the estimated effect of the business combination (see Note 15 – Pro Forma Condensed Combined Financial Information (Unaudited) to our Annual Report filed on Form 10-K).

The Company may recognize a deferred tax benefit as a result of the acquisition. Due to the acquisition, a temporary difference between the book and the tax basis for the intangible assets acquired may be created resulting in a deferred tax liability and additional goodwill.

The acquisition was accounted for as a business combination in accordance with ASC 805. As such, the total purchase consideration was allocated to the assets acquired and liabilities assumed based on their fair values as of July 29, 2022. The purchase price allocation is dependent upon certain valuation and other studies that have not yet been completed. Accordingly, the pro forma purchase price allocation is subject to further adjustments as additional information becomes available and as additional analyses and final valuations are conducted following the completion of the business combination. There can be no assurances that these additional analyses and final valuations will not result in significant changes to the estimates of fair value set forth below.

The following is the preliminary estimate of the fair value of the assets acquired, liabilities assumed, and ensuing goodwill identified, reconciled to the purchase price transferred:

Cash	$-
Accounts receivable	1,337,130
Inventory	5,229,426
Fixed assets	473,326
Deposits and other assets	53,977
Customer list and other intangibles**	637,515
Accounts payable	(1,609,657)
Accrued expenses and other	(84,297)
Goodwill	4,200,000
Consideration	$10,237,420
Consideration:
Payments of cash direct to Seller	$8,455,177
Debt payments on behalf of Seller - guarantor	1,442,243
Payments to various service providers	340,000
$10,237,420

The Company’s preliminary estimates of fair values of the net assets acquired are based solely on the information that was available at the date of the acquisition, and the Company is continuing to evaluate the underlying inputs and assumptions used in its valuations. Accordingly, these preliminary estimates are subject to change during the measurement period, which is up to one year from the date of the acquisition. (**- Customer list and other intangibles are combined with goodwill at the end of each period and evaluated as to fair value. At March 31, 2023 and December 31, 2022, it was determined that total intangible assets (which includes goodwill) has a fair value of $4.2 million).

NOTE 8 – GOODWILL AND ACQUISITION OF CHAMPION ENTITIES

Goodwill

Goodwill is initially recorded as of the acquisition date, and is measured as any excess of the purchase price over the estimated fair value of the identifiable net assets acquired. Goodwill is not amortized, but rather is subject to impairment testing annually (on the first day of the fourth quarter), or between annual tests whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying amount. We first perform a qualitative assessment to evaluate goodwill for potential impairment. If based on that assessment it is more likely than not that the fair value of the reporting unit is below its carrying value, a quantitative impairment test is necessary. The quantitative impairment test requires determining the fair value of the reporting unit. We use the income approach, whereby we calculate the fair value based on the present value of estimated future cash flows using a discount rate that approximates our weighted average cost of capital. The process of evaluating the potential impairment of goodwill is subjective and requires significant estimates and assumptions about the future such as sales growth, gross margins, employment costs, capital expenditures, inflation and future economic and market conditions. Actual future results may differ from those estimates. If the carrying value of the reporting unit’s assets and liabilities, including goodwill, exceeds its fair value, impairment is recorded for the excess, not to exceed the total amount of goodwill allocated to the reporting unit.

As of December 31, 2022 and December 31, 2021, we had goodwill of $4,200,000 and none, respectively, presented within other long-term assets in our consolidated balance sheets, primarily related to our 2022 acquisition of Champion Entities. In the 4th quarter of 2022, we performed a qualitative assessment of potential goodwill impairment and determined it was more likely than not that the fair value of our reporting units exceeded its carrying value. Accordingly, no further impairment testing of goodwill was performed, and we did not recognize any goodwill impairment for the 4th quarter or for the year ending December 31, 2022.

The Company will review its goodwill for impairment periodically (based on economic conditions) and more specifically in the 4th quarter of its financial reporting year and determine whether impairment is to be recognized within its consolidated statement of operations. See Note 1, Summary of Significant Accounting Policies, for more information on the impairment testing.

Business Combination Consideration

On June 29, 2022, the Company entered into a stock and membership interest purchase agreement with Champion Safe Co., Inc., Superior Safe, LLC, Safe Guard Security Products, LLC, Champion Safe De Mexico, S.A. de C.V. (the “Champion Entities” or “Champion”) and Mr. Ray Crosby (the “Seller”) (the “Champion Purchase Agreement”), pursuant to which the Company agreed to acquire all of the issued and outstanding capital stock and membership interests of the Champion Entities from the Seller.

The acquisition occurred on July 29, 2022. Under the terms of the Champion Purchase Agreement, the Company paid the Seller (i) cash consideration of approximately $9,150,000, along with (ii) cash deposits in the amount of $350,000, and (iii) reimbursed the Seller for approximately $400,000 of agreed upon acquisitions and equipment purchases completed by the Seller and the Champion Entities since June 30, 2021. In addition to the payments to the Seller, the Company paid costs on behalf of and specifically associated with the acquisition of Champion and its integration into the Company’s operations of $350,000; $200,000 was paid to our investment banker in analyzing the acquisition and purchase of Champion prior to the purchase and subsequent financing in July as well as $150,000 paid to Champion’s independent PCAOB registered accounting firm to conduct their two years of audit and subsequent interim review reports.

Accounting for the Business Combination

Under the acquisition method of accounting, the acquired tangible and intangible assets and assumed liabilities are recognized based on their estimated fair values as of the business combination closing date. The pro forma adjustments are preliminary and based on estimates of the fair value and useful lives of the assets acquired and liabilities assumed as of December 31, 2022 and have been prepared to illustrate the estimated effect of the business combination (see Note 15 – Pro Forma Condensed Combined Financial Information (Unaudited).

The Company may recognize a deferred tax benefit as a result of the acquisition. Due to the acquisition, a temporary difference between the book and the tax basis for the intangible assets acquired may be created resulting in a deferred tax liability and additional goodwill. No deferred tax benefit was recorded in the combined pro forma financial statements.

The acquisition was accounted for as a business combination in accordance with ASC 805. As such, the total purchase consideration was allocated to the assets acquired and liabilities assumed based on their fair values as of July 29, 2022. The purchase price allocation is dependent upon certain valuation and other studies that have not yet been completed. Accordingly, the pro forma purchase price allocation is subject to further adjustments as additional information becomes available and as additional analyses and final valuations are conducted following the completion of the business combination. There can be no assurances that these additional analyses and final valuations will not result in significant changes to the estimates of fair value set forth below.

The following is the preliminary estimate of the fair value of the assets acquired, liabilities assumed, and ensuing goodwill identified, reconciled to the purchase price transferred:

Cash	$-
Accounts receivable	1,337,130
Inventory	5,229,426
Fixed assets	473,326
Deposits and other assets	53,977
Customer list and other intangibles**	637,515
Accounts payable	(1,609,657)
Accrued expenses and other	(84,297)
Goodwill	4,200,000
Consideration	$10,237,420
Consideration:
Payments of cash direct to Seller	$8,455,177
Debt payments on behalf of Seller - guarantor	1,442,243
Payments to various service providers	340,000
$10,237,420

The Company’s preliminary estimates of fair values of the net assets acquired are based solely on the information that was available at the date of the acquisition, and the Company is continuing to evaluate the underlying inputs and assumptions used in its valuations. Accordingly, these preliminary estimates are subject to change during the measurement period, which is up to one year from the date of the acquisition. (**- Customer list and other intangibles are combined with goodwill at the end of each period and evaluated as to fair value. At December 31, 2022 it was determined that total intangible assets (which includes goodwill) has a fair value of $4.2 million).